SEGMENT REPORTING	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
The Company reports its results of operations through the following three business segments – Options, Equities and Futures. The following is a brief description of the primary business activities of the Company's three reportable operating segments:
Options – The Options segment includes listed options on the stocks of individual corporations (“equity options”) and options on exchange-traded products (“ETPs”), such as exchange-traded funds (“ETFs”), which are “multi-listed” options and listed on a non-exclusive basis. These options trade on MIAX Options, MIAX Pearl, MIAX Emerald and MIAX Sapphire, all U.S. national security exchanges. MIAX Options also offers options on market indices (“index options”). The Options segment also includes applicable market data revenue generated from the consolidated tape plans, the licensing of proprietary options market data, index licensing, and access services.
Equities – The Equities segment includes listed US equities and ETP transaction services that occur on MIAX Pearl as well as BSX, which is primarily focused on listing securities products. The Equities segment also includes applicable market data revenue generated from the consolidated tape plans, the licensing of proprietary equities market data, routing services, and access services.
Futures – The Futures segment includes transaction services provided by MIAX Futures, Dorman Trading and LedgerX, which includes offerings for trading and clearing of futures products, the licensing of proprietary market data, as well as access services.
Corporate and Other – Corporate and Other includes certain other business ventures, corporate costs and operations including intersegment elimination as such items are not used to evaluate the operating performance of the above segments.
An operating segment is generally defined as a component of business for which discreet financial information is available and whose results are reviewed by the chief operating decision-maker. Operating segments are aggregated into reportable segments if certain criteria are met. The Company’s chief operating decision maker is its Chief Executive Officer who manages business operations, evaluates performance and allocates resources based on the segments net revenues and operating income. Revenue and cost of revenue is recorded specifically in the segment in which they are earned or to which they relate. The Company directly allocates expenses to the operating segments when reasonably possible to do so.
The following table presents certain selected financial information for the Company’s reportable operating segments and Corporate and Other (in thousands):

	Year Ended December 31, 2024
	Options	Equities	Futures	International	Corporate and Other	Consolidated
Revenues	$851,754	$187,769	$96,075	$3,311	$1,163	$1,140,072
Less: Cost of revenue	604,187	185,407	74,834	—	—	864,428
Revenues less cost of revenue	$247,567	$2,362	$21,241	$3,311	$1,163	$275,644
Operating expenses
Compensation and benefits	59,466	13,573	44,072	8,357	19,757	145,225
Information technology and communication costs	11,691	5,570	9,241	2,255	410	29,167
Depreciation and amortization	11,216	5,919	3,446	584	2,207	23,372
Professional fees and outside services	20,523	2,404	4,977	790	18,962	47,656
General, administrative, and other expenses	11,104	2,044	6,717	2,119	11,065	33,049
Total operating expenses	114,000	29,510	68,453	14,105	52,401	278,469
Operating income (loss)	$133,567	$(27,148)	$(47,212)	$(10,794)	$(51,238)	$(2,825)

	Year Ended December 31, 2023
	Options	Equities	Futures	International	Corporate and Other	Consolidated
Revenues	$788,287	$165,168	$83,728	$3,244	$580	$1,041,007
Less: Cost of revenue	575,137	173,608	59,793	—	—	808,538
Revenues less cost of revenue	$213,150	$(8,440)	$23,935	$3,244	$580	$232,469
Operating expenses
Compensation and benefits	49,180	11,750	31,960	4,704	13,091	110,685
Information technology and communication costs	10,635	5,188	5,840	487	363	22,513
Depreciation and amortization	10,553	5,481	1,501	498	2,997	21,030
Professional fees and outside services	18,005	3,441	5,177	649	17,441	44,713
Acquisition-related costs	—	—	—	—	2,723	2,723
General, administrative, and other expenses	8,032	2,193	8,627	1,444	13,375	33,671
Total operating expenses	96,405	28,053	53,105	7,782	49,990	235,335
Operating income (loss)	$116,745	$(36,493)	$(29,170)	$(4,538)	$(49,410)	$(2,866)

	Year Ended December 31, 2022
	Options	Equities	Futures	International	Corporate and Other	Consolidated
Revenues	$658,122	$110,573	$25,514	$3,158	$552	$797,919
Less: Cost of revenue	471,622	116,845	13,817	—	—	602,284
Revenues less cost of revenue	$186,500	$(6,272)	$11,697	$3,158	$552	$195,635
Operating expenses
Compensation and benefits	38,132	10,387	18,096	3,858	13,170	83,643
Information technology and communication costs	9,244	4,602	1,940	577	235	16,598
Depreciation and amortization	9,291	6,609	972	297	3,115	20,284
Professional fees and outside services	16,774	2,443	987	644	14,206	35,054
Acquisition-related costs	—	—	—	—	2,408	2,408
General, administrative, and other expenses	11,861	2,838	7,499	1,093	9,013	32,304
Total operating expenses	85,302	26,879	29,494	6,469	42,147	190,291
Operating income (loss)	$101,198	$(33,151)	$(17,797)	$(3,311)	$(41,595)	$5,344
SEGMENT REPORTING
The Company previously operated three reportable business segments prior to the quarter ended June 30, 2025. As a result of the TISE Acquisition, beginning with the period ended June 30, 2025, the Company operates four reportable segments: Options, Equities, Futures, and International which is reflective of how the Company’s CODM reviews and operates. Prior period amounts have been recast to conform to the current segment presentation.
Options – The Options segment includes listed options on the stocks of individual corporations (“equity options”) and options on exchange-traded products (“ETPs”), such as exchange-traded funds (“ETFs”), which are “multi-listed” options and listed on a non-exclusive basis. These options trade on MIAX Options, MIAX Pearl, MIAX Emerald and MIAX Sapphire, all U.S. national security exchanges. The Options segment also includes applicable market data revenue generated from OPRA Plan, the licensing of proprietary options market data, index licensing, and access services.
Equities – The Equities segment includes our business operations relating to listed U.S. equities and ETP transaction services that occur on MIAX Pearl. The Equities segment also includes applicable market data revenue generated from the CTA Plan, the UTP Plan, and the CQS Plan, as well as licensing of proprietary equities market data, routing services, and access services.
Futures – The Futures segment includes transaction services provided by MIAX Futures, Dorman Trading and MIAXdx, which includes offerings for trading and clearing of futures products, the licensing of proprietary market data, as well as access services.
International – The International segment, which represents the Company’s operations outside of U.S, includes listing services for capital market instruments such as equities, debt issues, funds, hedge funds, derivative warrants and insurance linked securities provided by BSX and listing of high yield bonds and private equity debt by TISE.
Corporate and Other – Corporate and Other includes certain other business ventures, corporate costs and operations including intersegment elimination as such items are not used to evaluate the operating performance of the above segments.
An operating segment is generally defined as a component of business for which discreet financial information is available and whose results are reviewed by the CODM. Operating segments are aggregated into reportable segments if certain criteria are met. The Company’s CODM is its Chief Executive Officer who manages business operations, evaluates performance and allocates resources based on the segments net revenues and operating income. Revenue and cost of revenue is recorded specifically in the segment in which they are earned or to which they relate. The Company directly allocates expenses to the operating segments when reasonably possible to do so. Beginning in the third quarter of 2025, Management concluded that non-operating (expenses) income and income (loss) before tax provision at the segment-level are provided to the CODM on a recurring basis. However, the CODM does not consider non-operating (expense) income when evaluating performance of or allocating resources to the operating segment.
The following table presents certain selected financial information for the Company’s reportable operating segments and Corporate and Other (in thousands):

	Three months ended September 30, 2025
	Options	Equities	Futures	International	Corporate and Other	Consolidated
Revenues	$276,540	$38,028	$19,364	$5,533	$313	$339,778
Less: Cost of revenue	182,041	33,676	14,578	—	—	230,295
Revenues less cost of revenue	94,499	4,352	4,786	5,533	313	109,483
Operating expenses
Compensation and benefits	27,373	4,712	16,574	2,720	17,374	68,753
Information technology and communication costs	3,896	1,819	2,653	663	259	9,290
Depreciation and amortization	3,826	1,570	1,692	435	706	8,229
Professional fees and outside services	4,189	514	265	305	5,534	10,807
Acquisition-related costs	—	—	—	—	—	—
General, administrative, and other expenses	3,851	595	2,138	627	5,498	12,709
Total operating expenses	43,135	9,210	23,322	4,750	29,371	109,788
Operating income (loss)	51,364	(4,858)	(18,536)	783	(29,058)	(305)
Non-operating (expense) income
Change in fair value of puttable common stock	—	—	—	—	(338)	(338)
Change in fair value of puttable warrants issued with debt	—	—	—	—	(255)	(255)
Interest income	482	—	207	111	1,858	2,658
Interest expense and amortization of debt issuance costs	—	—	(36)	—	(3,342)	(3,378)
Unrealized gain on derivative assets	—	—	—	7,979	—	7,979
Loss on debt extinguishment	—	—	—	—	(107,656)	(107,656)
Other, net	—	—	(61)	—	(1,534)	(1,595)
Income (loss) before income tax provision	$51,846	$(4,858)	$(18,426)	$8,873	$(140,325)	$(102,890)

	Three Months Ended September 30, 2024
	Options	Equities	Futures	International	Corporate and Other	Consolidated
Revenues	$200,058	$50,647	$24,840	$806	$305	$276,656
Less: Cost of revenue	139,133	48,413	19,552	—	—	207,098
Revenues less cost of revenue	60,925	2,234	5,288	806	305	69,558
Operating expenses
Compensation and benefits	15,456	3,314	11,890	2,036	5,154	37,850
Information technology and communication costs	2,928	1,387	2,274	567	94	7,250
Depreciation and amortization	2,835	1,581	927	146	556	6,045
Professional fees and outside services	4,281	533	1,138	119	6,587	12,658
General, administrative, and other expenses	2,498	418	1,879	584	1,535	6,914
Total operating expenses	27,998	7,233	18,108	3,452	13,926	70,717
Operating income (loss)	32,927	(4,999)	(12,820)	(2,646)	(13,621)	(1,159)
Non-operating (expense) income
Change in fair value of puttable common stock	—	—	—	—	(6,791)	(6,791)
Change in fair value of puttable warrants issued with debt	—	—	—	—	(1,635)	(1,635)
Interest income	265	—	224	—	351	840
Interest expense and amortization of debt issuance costs	—	—	(91)	—	(2,117)	(2,208)
Unrealized gain on derivative assets	—	—	—	10,010	—	10,010
Other, net	—	—	1,239	—	(1,942)	(703)
Income (loss) before income tax provision	$33,192	$(4,999)	$(11,448)	$7,364	$(25,755)	$(1,646)

	Nine Months Ended September 30, 2025
	Options	Equities	Futures	International	Corporate and Other	Consolidated
Revenues	$799,393	$118,466	$67,278	$8,650	$852	$994,639
Less: Cost of revenue	530,905	106,092	51,613	—	—	688,610
Revenues less cost of revenue	268,488	12,374	15,665	8,650	852	306,029
Operating expenses
Compensation and benefits	62,447	11,351	39,883	5,332	27,721	146,734

Information technology and communication costs	11,041	5,119	7,143	1,676	710	25,689
Depreciation and amortization	10,293	4,610	3,655	1,038	1,741	21,337
Professional fees and outside services	12,438	1,534	1,729	881	13,577	30,159
Acquisition-related costs	—	—	—	—	2,901	2,901
General, administrative, and other expenses	11,129	1,726	5,865	1,545	9,665	29,930
Total operating expenses	107,348	24,340	58,275	10,472	56,315	256,750
Operating income (loss)	161,140	(11,966)	(42,610)	(1,822)	(55,463)	49,279
Non-operating (expense) income
Change in fair value of puttable common stock	—	—	—	—	(2,229)	(2,229)
Change in fair value of puttable warrants issued with debt	—	—	—	—	(1,172)	(1,172)
Interest income	1,248	—	599	131	3,393	5,371
Interest expense and amortization of debt issuance costs	—	—	(106)	—	(12,604)	(12,710)
Loss on sale of intangible asset	—	—	—	(2,054)	—	(2,054)
Unrealized loss on derivative assets	—	—	—	(39,039)	—	(39,039)
Loss on debt extinguishment	—	—	—	—	(107,656)	(107,656)
Other, net	(1)	—	2,183	(62)	8,645	10,765
Income (loss) before income tax provision	$162,387	$(11,966)	$(39,934)	$(42,846)	$(167,086)	$(99,445)

	Nine Months Ended September 30, 2024
	Options	Equities	Futures	International	Corporate and Other	Consolidated
Revenues	$599,171	$141,994	$71,684	$2,460	$867	$816,176
Less: Cost of revenue	424,751	141,478	56,008	—	—	622,237
Revenues less cost of revenue	174,420	516	15,676	2,460	867	193,939
Operating expenses
Compensation and benefits	42,763	9,562	34,003	6,374	14,525	107,227
Information technology and communication costs	8,606	4,138	6,777	1,614	307	21,442
Depreciation and amortization	8,116	4,496	2,401	427	1,667	17,107
Professional fees and outside services	13,523	1,622	3,859	584	15,075	34,663
General, administrative, and other expenses	8,427	1,553	4,856	1,480	7,167	23,483
Total operating expenses	81,435	21,371	51,896	10,479	38,741	203,922
Operating income (loss)	92,985	(20,855)	(36,220)	(8,019)	(37,874)	(9,983)
Non-operating (expense) income
Change in fair value of puttable common stock	—	—	—	—	(8,149)	(8,149)
Change in fair value of puttable warrants issued with debt	—	—	—	—	(1,635)	(1,635)
Interest income	805	—	687	—	484	1,976
Interest expense and amortization of debt issuance costs	—	—	(137)	—	(9,395)	(9,532)
Gain on sale of intangible asset	—	—	—	52,604	—	52,604
Unrealized gain on derivative assets	—	—	—	76,684	—	76,684
Other, net	—	—	953	—	(1,102)	(149)
Income (loss) before income tax provision	$93,790	$(20,855)	$(34,717)	$121,269	$(57,671)	$101,816